Related Parties - Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries (Detail) - Holiday IQ Pte Ltd and Subsidiaries [Member] $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Transactions
Revenue from air ticketing	$ 6
Services received	$ 11